Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	$ 338,133,000	$ 562,214,000
U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	7,066,000
Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	229,982,000
Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	101,085,000
Overnight and Continuous
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	327,610,000
Overnight and Continuous | U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	7,066,000
Overnight and Continuous | Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	229,982,000
Overnight and Continuous | Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	90,562,000
Up to 30 Days
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	10,523,000
Up to 30 Days | U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	0
Up to 30 Days | Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	0
Up to 30 Days | Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings Line Items
Securities sold under agreements to repurchase	$ 10,523,000